Selected quarterly financial data (unaudited): (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Selected quarterly financial data (unaudited):
Revenues	$ 5,047,665	$ 831,404	$ 968,980	$ 1,039,376	$ 1,003,660	$ 946,679	$ 1,273,919	$ 3,303,365	$ 1,416,036	$ 5,914,367	$ 2,043,036	$ 3,843,420	$ 6,939,999	$ 6,133,299
Loss before income taxes	9,935,568	(1,543,350)	(2,188,397)	(439,586)	(1,762,885)	(3,650,314)	(3,580,358)	(2,661,177)	(2,598,783)	7,326,312	(2,202,471)	(5,934,218)	(12,490,632)	(10,289,236)
Net loss	9,935,568	(1,543,350)	(2,188,397)	(439,586)	(1,762,885)	(3,650,314)	(3,580,358)	(2,661,177)	(2,598,783)	7,326,312	(2,202,471)	(5,934,218)	(12,490,632)	(10,289,236)
Net loss available to common shareholders	$ 9,556,979	$ (1,778,850)	$ (2,416,897)	$ (668,486)	$ (1,987,285)	$ (3,867,413)	$ (3,797,413)	$ (2,881,219)	$ (2,818,825)	$ 6,704,723	$ (2,655,771)	$ (6,851,518)	$ (13,364,871)	$ (11,149,991)
Net loss per common share - basic and diluted (in dollars per share)		$ (0.02)	$ (0.03)	$ (0.01)	$ (0.03)	$ (0.05)	$ (0.05)	$ (0.04)	$ (0.03)			$ (0.09)	$ (0.17)	$ (0.15)
Weighted average common shares outstanding (in shares)	77,500,392	77,360,908	77,265,047	77,215,908	77,215,908	77,215,908	77,193,930	76,815,908	76,815,908	77,466,112	77,215,908	77,263,381	77,009,351	76,048,925